united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Brian Curley, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value
	COMMON STOCKS - 25.9%
	AGRICULTURE - 1.1%
5,281	Archer-Daniels-Midland Co.	$ 243,137
4,311	Reynolds American, Inc.	271,679
		514,816
	AIRLINES - 2.1%
2,715	Alaska Air Group, Inc.	250,377
5,148	American Airlines Group, Inc.	217,760
4,756	Southwest Airlines Co.	255,683
3,293	United Continental Holdings, Inc. *	232,618
		956,438
	APPAREL - 0.4%
5,528	Michael Kors Holdings Ltd *	210,672

	AUTO PARTS & EQUIPMENT - 0.5%
6,557	General Motors Co.	231,856

	BANKS - 0.5%
16,630	Regions Financial Corp.	241,634

	BIOTECHNOLOGY - 0.5%
3,146	Gilead Sciences, Inc.	213,676

	CHEMICALS - 2.2%
3,151	Eastman Chemical Co.	254,601
2,739	LyondellBasell Industries N.V.	249,770
4,171	The Dow Chemical Co.	265,025
7,978	The Mosaic Co.	232,798
		1,002,194
	COMMERCIAL SERVICES - 0.6%
2,220	United Rentals, Inc. *	277,611

	COMPUTERS - 2.4%
10,253	Hewlett Packard Enterprise Co.	242,996
15,938	HP, Inc.	284,971
6,726	NetApp, Inc.	281,483
3,403	Western Digital Corp.	280,850
		1,090,300
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
2,094	CME Group, Inc.	248,767
5,891	Franklin Resources, Inc.	248,247
5,938	The Charles Schwab Corporation	242,330
		739,344
	ELECTRIC - 2.1%
4,576	Ameren Corp.	249,804
3,293	Exelon Corp.	250,136
6,793	Public Service Enterprise, Inc.	244,412

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
Shares		Fair Value
	ELECTRIC (continued) - 2.1%
20,709	The AES Corp.	$ 231,527
		975,879
	ENERGY-ALTERNATE SOURCES - 0.4%
7,072	First Solar, Inc. *	191,651

	FOOD - 1.0%
7,196	The Kroger Co.	212,210
3,800	Tyson Foods, Inc.	234,498
		446,708
	FOREST PRODUCTS & PAPER - 0.5%
4,479	International Paper Co.	227,444

	GAS - 0.6%
9,632	CenterPoint Energy, Inc.	265,554

	HEALTHCARE - SERVICES - 1.8%
1,979	Aetna, Inc.	252,421
1,702	Anthem, Inc.	281,477
3,177	HCA Holdings, Inc. *	282,721
		816,619
	INSURANCE - 0.5%
1,477	Berkshire Hathaway, Inc.*	246,186

	OIL & GAS - 2.4%
3,058	Helmerich & Payne, Inc.	203,571
4,637	Marathon Petroleum Corp.	234,354
2,771	Tesoro Corp.	224,617
15,670	Transocean Ltd. *	195,092
3,518	Valero Energy Corp.	233,208
		1,090,842
	PHARMACEUTICALS - 0.4%
4,570	Mallinckrodt PLC, Inc. *	203,685

	RETAIL - 2.0%
5,762	Bed Bath & Beyond, Inc.	227,369
5,483	Best Buy Co., Inc.	269,490
4,678	Kohl's Corp.	186,231
3,481	Wal-Mart Stores, Inc.	250,910
		934,000

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
Shares		Fair Value
	TELECOMMUNICATIONS - 2.3%
5,629	AT&T, Inc.	$ 233,885
9,436	CenturyLink, Inc.	222,407
66,337	Frontier Communications Corp.	141,961
4,080	Level 3 Communications, Inc. *	233,458
4,410	Verizon Communications, Inc.	214,987
		1,046,698

	TOTAL COMMON STOCKS (Cost $10,911,558)	11,923,807

	EXCHANGE TRADED FUNDS - 72.5%
	EQUITY FUNDS - 72.5%
24,444	iShares Russell 2000 Growth ETF	3,951,617
60,250	iShares US Telecommunications ETF	1,948,485
44,753	PowerShares QQQ ETF	5,924,402
104,194	ProShares Ultra QQQ	11,175,848
122,614	ProShares Ultra S&P500	10,402,572
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,799,974)	33,402,924

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
782,695	BlackRock Liquidity Funds FedFund Portfolio,	782,695
	Institutional Shares, 0.22% + (Cost $782,695)

	TOTAL INVESTMENTS - 100.1% (Cost $38,494,227) (a)	$ 46,109,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,755)
	NET ASSETS - 100.0%	$ 46,077,671

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,223,665 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 8,458,694
	Unrealized Depreciation:	(1,572,933)
	Net Unrealized Appreciation:	$ 6,885,761
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
* Non-income producing security.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
ETF - Exchange Traded Fund.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,923,807	$ -	$ -	$ 11,923,807
Exchange Traded Funds	33,402,924	-	-	33,402,924
Short-Term Investment	782,695	-	-	782,695
Total	$ 46,109,426	$ -	$ -	$ 46,109,426
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value
	COMMON STOCKS - 124.4%
	AGRICULTURE - 7.7%
1,939	Altria Group, Inc. ^	$ 138,483
109,099	Archer-Daniels-Midland Co. ^	5,022,918
43,599	Philip Morris Internationl, Inc.	4,922,327
85,119	Reynolds American, Inc.	5,364,199
		15,447,927
	AIRLINES - 2.4%
1,501	Alaska Air Group, Inc.	138,422
100,593	Delta Air Lines, Inc.	4,623,254
		4,761,676
	AUTO MANUFACTURER - 4.8%
397,248	Ford Motor Co.	4,623,967
140,697	General Motors Co. ^	4,975,046
		9,599,013
	BIOTECHNOLOGY - 5.0%
32,295	Amgen, Inc.	5,298,641
68,532	Gilead Sciences, Inc. ^	4,654,693
		9,953,334
	CHEMICALS - 12.6%
154,502	CF Industries Holdings, Inc. ^	4,534,634
65,525	Eastman Chemical Co.	5,294,420
57,019	LyondellBasell Industries N.V. ^	5,199,563
85,621	The Dow Chemical Co. ^	5,440,358
166,843	The Mosaic Co. ^	4,868,479
		25,337,454
	COMMERCIAL SERVICES - 5.1%
41,420	Cintas Corp.	5,241,287
212,761	H&R Block, Inc.	4,946,693
		10,187,980
	COMPUTERS - 10.9%
280,321	HP, Inc. ^	5,012,140
127,292	NetApp, Inc.	5,327,170
123,516	Seagate Technology PLC ^	5,673,090
70,631	Western Digital Corp. ^	5,829,176
		21,841,576
	DIVERSIFIED FINANCIAL SERVICE - 9.5%
1,147	Ameriprise Financial, Inc.	148,743
41,986	CME Group, Inc.	4,987,937
119,490	Franklin Resources, Inc.	5,035,309
142,544	Invesco Ltd.	4,366,123
306,515	Navient Corp.	4,524,161
		19,062,273
	ELECTRIC - 10.4%
63,639	Duke Energy Corp.	5,219,034
66,369	Entergy Corp.	5,041,389
140,830	Exelon Corp.	5,067,064

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
Shares		Fair Value
	ELECTRIC (continued) - 10.4%
144,435	PPL Corp.	$ 5,400,425
3,169	Public Service Enterprise Group, Inc.	140,545
		20,868,457
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
86,262	Emerson Electric Co. ^	5,163,643

	FOOD - 2.4%
121,410	Conagra Brands, Inc.	4,897,679

	GAS - 2.7%
198,873	Centerpoint Energy, Inc.	5,482,929

	HEALTHCARE - SERVICES - 2.9%
34,230	Anthem, Inc.	5,660,957
1,441	Quest Diagnostics, Inc. ^	141,492
		5,802,449
	INSURANCE - 2.7%
2,772	MetLife, Inc.	146,417
134,406	The Progressive Corp.	5,266,027
		5,412,444
	OFFICE & BUSINESS EQUIPMENT - 2.0%
326,588	Pitney Bowes, Inc. ^	4,281,569

	OIL & GAS - 6.9%
65,114	Helmerich & Payne, Inc. ^	4,334,639
2,915	Marathon Petroleum Corp.	147,324
56,552	Tesoro Corp.	4,584,105
71,655	Valero Energy Corp.	4,750,010
		13,816,078
	PHARMACEUTICALS - 5.2%
79,643	AbbVie, Inc. ^	5,189,538
64,539	Cardinal Health, Inc.	5,263,155
		10,452,693
	PIPELINES - 4.7%
109,446	Enbridge, Inc.	4,579,221
87,168	ONEOK, Inc.	4,832,594
		9,411,815
	RETAIL - 7.4%
3,091	Best Buy Co., Inc. ^	151,923
105,841	Kohls Corp. ^	4,213,530
214,547	The Gap, Inc.	5,211,347
72,443	Wal-Mart Stores, Inc.	5,221,691
		14,798,491
	SAVINGS & LOANS - 0.1%
8,032	People's United Financial, Inc.	146,182

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
Shares		Fair Value
	TELECOMMUNICATIONS - 13.9%
116,527	AT&T, Inc.	$ 4,841,697
199,026	CenturyLink, Inc.	4,691,043
161,722	Cisco Systems, Inc.	5,466,203
1,574,727	Frontier Communications Corp.	3,369,916
85,203	Level 3 Communications, Inc. *	4,875,316
92,864	Verizon Communications, Inc.	4,527,120
		27,771,295
	TRANSPORTATION - 2.5%
66,346	Ryder System, Inc.	5,005,142

	TOTAL COMMON STOCKS (Cost $234,167,903)	249,502,099

	SHORT-TERM INVESTMENT - 3.0%
	MONEY MARKET FUND - 3.0%
5,990,912	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.22% + (Cost $5,990,912)	5,990,912

	TOTAL INVESTMENTS - 127.4% (Cost $240,158,815) (a)	$ 255,493,011
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.4)%	(55,022,651)
	NET ASSETS - 100.0%	$ 200,470,360

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $241,443,822 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 21,721,818
	Unrealized Depreciation:	(7,672,629)
	Net Unrealized Appreciation:	$ 14,049,189

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
* Non-income producing security.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of March 31, 2017. These securities amounted to $43,092,908.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 249,502,099	$ -	$ -	$ 249,502,099
Short-Term Investment	5,990,912	-	-	5,990,912
Total	$ 255,493,011	$ -	$ -	$ 255,493,011
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.5%
	ASSET ALLOCATION FUND - 13.7%
168,896	SPDR Bloomberg Barclays Convertible Securities ETF	$ 8,123,897

	DEBT FUNDS 39.1%
75,069	iShares Core U.S. Aggregate Bond ETF	8,144,236
66,942	iShares iBoxx $ High Yield Corporate Bond ETF	5,876,169
84,475	iShares US Preferred Stock ETF	3,269,182
209,735	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,864,191
		23,153,778
	EQUITY FUNDS 44.7%
230,945	ALPS Sector Dividend Dogs ETF	9,919,088
60,467	iShares US Utilities ETF	7,765,172
109,626	WisdomTree SmallCap Dividend ETF	8,838,048
		26,522,308

	TOTAL EXCHANGE TRADED FUNDS (Cost $57,126,999)	57,799,983

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
1,599,849	BlackRock Liquidity Funds FedFund Portfolio,	1,599,849
	Institutional Shares, 0.22% + (Cost $1,599,849)

	TOTAL INVESTMENTS - 100.2% (Cost $58,726,848) (a)	$ 59,399,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(115,673)
	NET ASSETS - 100.0%	$ 59,284,159

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,726,848 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 874,582
	Unrealized Depreciation:	(201,598)
	Net Unrealized Appreciation:	$ 672,984

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
ETF - Exchange Traded Fund.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 57,799,983	$ -	$ -	$ 57,799,983
Short-Term Investment	1,599,849	-	-	1,599,849
Total	$ 59,399,832	$ -	$ -	$ 59,399,832

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/26/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/26/2017